Risk management - Spain Real Estate Business: gross, collateral, allowance (Details) € in Millions	Jun. 30, 2018 EUR (€)
Distribution of portfolio
Excess over collateral value	€ 1,065,962
Impairment losses
Distribution of portfolio
Financial assets	(24,949)
Spain | Impairment losses
Distribution of portfolio
Financial assets	(1,628)
Construction and property development loans | Spain
Distribution of portfolio
Financial assets	4,834
Excess over collateral value	1,192
Construction and property development loans | Spain | Nonperforming
Distribution of portfolio
Excess over collateral value	561
Construction and property development loans | Spain | Gross carrying amount
Distribution of portfolio
Financial assets	5,752
Written-off assets	(3,639)
Construction and property development loans | Spain | Gross carrying amount | Nonperforming
Distribution of portfolio
Financial assets	1,820
Construction and property development loans | Spain | Impairment losses
Distribution of portfolio
Financial assets	(918)
Construction and property development loans | Spain | Impairment losses | Nonperforming
Distribution of portfolio
Financial assets	€ (581)